Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		₩ 2,410,172		₩ 2,478,283
Total deferred income tax liabilities		(3,722,060)		(3,591,024)
Total deferred income tax liabilities (assets)		(1,311,888)		(1,112,741)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(2,251,079)		(2,413,225)
Offsetting Of Deferred Income Tax Liabilities		2,251,079		2,413,225
Net deferred tax assets and liabilities [abstract]
Total net deferred income tax assets		159,093		65,058	$ 134,199
Total net deferred income tax liabilities		(1,470,981)		(1,177,799)	$ (1,240,811)
Total net deferred income tax liabilities (assets)		(1,311,888)		(1,112,741)
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised [Abstract]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		372,410
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		107,067
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures [Abstract]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		404,147
Taxable Temporary Differences Associated With Business Combination		65,288
Allowances for credit losses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		28,770		26,496
Total deferred income tax liabilities		(3,008)		(3,356)
Total deferred income tax liabilities (assets)		25,762		23,140
Impairment losses of property and equipment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		9,198		3,992
Total deferred income tax liabilities		(1,833)		(1,889)
Total deferred income tax liabilities (assets)		7,365		2,103
Other provisions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		178,027		149,259
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		178,027		149,259
Share based payments
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		24,249		17,718
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		24,249		17,718
Provisions for acceptances and guarantees
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		33,091		17,046
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		33,091		17,046
Gains or losses on valuation of derivatives
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		41,289		20,645
Total deferred income tax liabilities		(139,281)		(223,482)
Total deferred income tax liabilities (assets)		(97,992)		(202,837)
Present value discount
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		14,254		17,058
Total deferred income tax liabilities		(5,929)		(3,041)
Total deferred income tax liabilities (assets)		8,325		14,017
Deferred loan origination fees and costs
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		10,473		7,224
Total deferred income tax liabilities		(223,170)		(226,821)
Total deferred income tax liabilities (assets)		(212,697)		(219,597)
Gains or losses on fair value hedge
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		21,060
Total deferred income tax liabilities		(14,642)		0
Total deferred income tax liabilities (assets)		(14,642)		21,060
Accrued interest
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(140,852)		(125,835)
Total deferred income tax liabilities (assets)		(140,852)		(125,835)
Advnaced depreciation provision
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(1,703)		(1,703)
Total deferred income tax liabilities (assets)		(1,703)		(1,703)
Gains or losses on revaluation
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		338
Total deferred income tax liabilities		(318,539)		(319,698)
Total deferred income tax liabilities (assets)		(318,539)		(319,360)
Investments in subsidiaries and others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		42,547		38,164
Total deferred income tax liabilities		(159,411)		(111,589)
Total deferred income tax liabilities (assets)		(116,864)		(73,425)
Gains or losses on valuation of security investment
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		104,168		73,857
Total deferred income tax liabilities		(1,192,004)		(1,232,689)
Total deferred income tax liabilities (assets)		(1,087,836)		(1,158,832)
Defined benefit liabilities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		608,471		590,633
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		608,471		590,633
Accrued expenses
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		281,983		334,900
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		281,983		334,900
Derivative linked securities
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		2,241		78,202
Total deferred income tax liabilities		(46,895)		(30,881)
Total deferred income tax liabilities (assets)		(44,654)		47,321
Others
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		1,031,411	[1]	1,081,691
Total deferred income tax liabilities		(871,625)	[1]	(740,462)
Total deferred income tax liabilities (assets)		159,786	[1]	341,229
Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
Deferred tax assets and liabilities [abstract]
Total deferred income tax liabilities		(3,722,060)
Retirement insurance expense
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(573,895)		(541,317)
Total deferred income tax liabilities (assets)		(573,895)		(541,317)
Adjustments to the prepaid contributions
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(29,273)		(28,261)
Total deferred income tax liabilities (assets)		(29,273)		(28,261)
Deductible temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax assets		2,410,172		2,478,283		₩ 1,703,764
The changes in cumulative temporary differences
Beginning		8,771,665		6,144,618
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ 8,237,085		₩ 8,771,665
Tax rate		27.50%		27.50%
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		₩ 93,749		₩ 2,018
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				105,505
Decrease		69,023		96,885
Increase		75,452		83,111
Ending		100,178		93,749
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		14,516		15,985
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		4,361		9,658
Increase		23,290		8,189
Ending		33,445		14,516
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		544,705		424,383
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				6,383
Decrease		527,058		426,457
Increase		631,800		540,396
Ending		649,447		544,705
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		62,085		63,092
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				5
Decrease		55,002		55,601
Increase		78,225		54,589
Ending		85,308		62,085
Deductible temporary differences | Provisions for acceptances and guarantees
The changes in cumulative temporary differences
Beginning		61,984		76,214
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		61,984		76,214
Increase		120,332		61,984
Ending		120,332		61,984
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		76,238		186,035
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				5,201
Decrease		76,238		191,236
Increase		149,817		76,238
Ending		149,817		76,238
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		62,029		29,978
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		61,783		29,732
Increase		51,586		61,783
Ending		51,832		62,029
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		26,269		1,930
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				35,863
Decrease		13,719		15,098
Increase		25,536		3,574
Ending		38,086		26,269
Deductible temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		76,583		44,085
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		76,583		44,085
Increase		0		76,583
Ending		0		76,583
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		371,001		185,380
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		203,470		47,034
Increase		346,809		232,655
Ending		514,340		371,001
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		251,690		136,236
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		252,497		136,070
Increase		368,886		251,524
Ending		368,079		251,690
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,299,159		2,118,942
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				94,105
Decrease		315,719		227,010
Increase		393,189		313,122
Ending		2,376,629		2,299,159
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		1,220,283		911,599
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				75,498
Decrease		1,220,283		911,599
Increase		1,026,651		1,144,785
Ending		1,026,651		1,220,283
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		284,370		477,307
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		284,370		477,307
Increase		8,147		284,370
Ending		8,147		284,370
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning	[2]	3,648,764		1,669,025
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination	[2]			2,068,207
Decrease	[2]	554,628		1,170,462
Increase	[2]	100,539		1,081,994
Ending	[2]	3,194,675		3,648,764
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
The changes in cumulative temporary differences
Beginning		9,093,425		6,342,209
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				2,390,767
Decrease		3,776,718		3,914,448
Increase		3,400,259		4,274,897
Ending		8,716,966		9,093,425
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		3,054		4,788
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		404		3,054
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		242,875		67,645
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		372,410		242,875
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		75,831		125,158
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		107,067		75,831
Taxable temporary differences
Deferred tax assets and liabilities [abstract]
Total deferred income tax liabilities		(3,591,024)		(3,591,024)		₩ (2,489,587)
The changes in cumulative temporary differences
Beginning		(12,981,620)		(8,999,893)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		₩ (13,355,239)		₩ (12,981,620)
Tax rate		27.50%		27.50%
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		₩ (12,203)		₩ (11,877)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(12,203)		(11,877)
Increase		(10,939)		(12,203)
Ending		(10,939)		(12,203)
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(3,935)		(4,163)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(204)		(111)
Increase		0		117
Ending		(3,731)		(3,935)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(812,662)		(576,743)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(804,383)		(576,743)
Increase		(498,197)		(812,662)
Ending		(506,476)		(812,662)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(10,916)		(15,278)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(10,916)		(15,278)
Increase		(21,469)		(10,916)
Ending		(21,469)		(10,916)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(820,223)		(752,178)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(820,223)		(752,178)
Increase		(802,237)		(820,223)
Ending		(802,237)		(820,223)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0
Increase		(53,243)
Ending		(53,243)		0
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(457,626)		(401,337)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				(168,859)
Decrease		(442,101)		(394,255)
Increase		(496,663)		(281,685)
Ending		(512,188)		(457,626)
Taxable temporary differences | Advnaced depreciation provision
The changes in cumulative temporary differences
Beginning		(6,192)		(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		0		0
Increase		0		0
Ending		(6,192)		(6,192)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,162,538)		(1,197,566)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(48,981)		(80,036)
Increase		(44,765)		(45,008)
Ending		(1,158,322)		(1,162,538)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(646,676)		(419,055)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(150,480)		(70,188)
Increase		(468,334)		(297,809)
Ending		(964,530)		(646,676)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(4,425,922)		(906,790)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				(3,060,750)
Decrease		(2,552,447)		(899,660)
Increase		(2,394,100)		(1,358,042)
Ending		(4,267,575)		(4,425,922)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(112,293)		(125,947)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(112,293)		(125,947)
Increase		(170,526)		(112,293)
Ending		(170,526)		(112,293)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Decrease		0
Increase		0
Ending		(65,288)		(65,288)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning	[2]	(2,706,386)		(2,793,848)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination	[2]			(1,613)
Decrease	[2]	(1,819,652)		(1,644,815)
Increase	[2]	(2,208,579)		(1,555,740)
Ending	[2]	(3,095,313)		(2,706,386)
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits [Member]
The changes in cumulative temporary differences
Beginning		(13,308,689)		(9,135,264)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				(3,293,011)
Decrease		(7,105,435)		(4,817,114)
Increase		(7,621,866)		(5,697,528)
Ending		(13,825,120)		(13,308,689)
Taxable temporary differences | Goodwill arising from the merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease				0
Increase				0
Ending		(65,288)		(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(260,739)		(68,836)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(404,147)		(260,739)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(1,042)		(1,247)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Ending		(446)		(1,042)
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(1,963,061)		(1,775,740)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				(61,789)
Decrease		(228,784)		(162,764)
Increase		(346,368)		(288,296)
Ending		(2,080,645)		(1,963,061)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(102,768)		(83,262)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Business combination				0
Decrease		(102,768)		(83,262)
Increase		(106,446)		(102,768)
Ending		₩ (106,446)		₩ (102,768)

[1]	Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of Prudential Life Insurance Company of Korea Ltd., KB Insurance Co., Ltd., and others.
[2]	Includes PPA amount arising from the acquisition of Prudential Life Insurance Company of Korea Ltd., KB Insurance Co., Ltd., and others.